Interim Condensed Consolidated Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued and additional paid in capital [member]	Transaction with non-controlling interest [member]	Foreign currency translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2024	$ 89,976	$ 258	$ (1,797)	$ (82,026)	$ 6,411	$ 15,981	$ 22,392
IfrsStatementLineItems [Line Items]
Net loss				(169,178)	(169,178)	(5,412)	(174,590)
Other comprehensive loss			(3,030)		(3,030)	(100)	(3,130)
Total comprehensive loss			(3,030)	(169,178)	(172,208)	(5,512)	(177,720)
Issuance of ordinary shares -SEPA facility fee	2,639				2,639		2,639
Equity issuance to investors	10,529				10,529		10,529
Share-based compensation	114,205				114,205		114,205
Conversion of convertible notes into ordinary shares	43,146				43,146		43,146
Conversion of short term loan into ordinary shares	4,134				4,134		4,134
Balance at Dec. 31, 2025	264,629	258	(4,827)	(251,204)	8,856	10,469	19,325
IfrsStatementLineItems [Line Items]
Net loss				(44,348)	(44,348)	(1,102)	(45,450)
Other comprehensive loss			(3,156)		(3,156)	(10)	(3,166)
Total comprehensive loss			(3,156)	(44,348)	(47,504)	(1,112)	(48,616)
Issuance of ordinary shares -SEPA facility fee	911				911		911
Issuance of Ordinary shares due to SEPA withdrawals	62,167				62,167		62,167
Conversion of convertible notes into ordinary shares	11,080				11,080		11,080
Equity issuance to investors	465				465		465
Share-based compensation	9,022				9,022		9,022
Balance at Jun. 30, 2026	$ 348,274	$ 258	$ (7,983)	$ (295,552)	$ 44,997	$ 9,357	$ 54,354